Clients Accounting For Ten Percent or More of Accounts Receivable (Detail) (Client A, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Client A
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 59,734	$ 45,131
Accounts receivable, Percent	30.00%	30.00%